SEGMENT GEOGRAPHICAL INFORMATION AND MAJOR CUSTOMERS (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
The following is information about reported segment results of operation:

	Software services	IT professional services	Unallocated expense	Total
2011

Total revenues	$58,137	$55,191	$-	$113,328
Expenses	44,086	50,468	4,057	98,611

Segment operating income (loss)	$14,051	$4,723	$(4,057)	$14,717

Depreciation and amortization	$3,837	$853	$350	$5,040

2012

Total revenues	$65,410	$60,970	$-	$126,380
Expenses	50,497	55,456	4,019	109,972

Segment operating income (loss)	$14,913	$5,514	$(4,019)	$16,408

Depreciation and amortization	$5,937	$1,182	$344	$7,463

2013

Total revenues	$67,453	$77,505	$-	$144,958
Expenses	53,164	68,846	3,821	125,831

Segment operating income (loss)	$14,289	$8,659	$(3,821)	$19,127

Depreciation and amortization	$5,917	$2,210	$253	$8,380

Schedule Of Revenues From Geographical Segments [Table Text Block]
The following table presents total revenues classified according to geographical destination for the years ended December 31, 2011, 2012 and 2013:

	Year ended December 31,
	2011	2012	2013

Israel	$7,982	$11,561	$24,006
Europe	24,351	29,139	31,386
United States	60,727	64,591	70,872
Japan	12,111	12,661	11,965
Other	8,157	8,428	6,729

	$113,328	$126,380	$144,958

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The Company's long-lived assets are located as follows:

	December 31,
	2012	2013

Israel	$48,452	$35,465
Europe	2,171	8,314
United States	15,459	23,287
Japan	6,164	5,180
Other	3,657	3,395

	$75,903	$75,640